Restructuring and Other Costs, Net (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring And Other Costs, Net Disclosure
Schedule of Restructuring and Related Costs [Table Text Block]

       During 2012, the company recorded net restructuring and other costs as follows:

(In millions)	Analytical Technologies	Specialty Diagnostics	Laboratory Products and Services	Corporate	Total

Cost of Revenues	$1.4	$52.8	$1.4	$—	$55.6
Selling, General and Administrative Expenses	(0.1)	13.7	(0.9)	(0.2)	12.5
Restructuring and Other Costs, Net	42.3	15.0	23.8	1.0	82.1

	$43.6	$81.5	$24.3	$0.8	$150.2

       During 2011, the company recorded net restructuring and other costs as follows:

(In millions)	Analytical Technologies	Specialty Diagnostics	Laboratory Products and Services	Corporate	Total

Cost of Revenues	$30.5	$39.0	$3.1	$—	$72.6
Selling, General and Administrative Expenses	34.5	24.0	—	3.0	61.5
Restructuring and Other Costs, Net	54.3	8.4	31.7	2.1	96.5

	$119.3	$71.4	$34.8	$5.1	$230.6

       During 2010, the company recorded net restructuring and other costs as follows:

(In millions)	Analytical Technologies	Specialty Diagnostics	Laboratory Products and Services	Corporate	Total

Cost of Revenues	$7.9	$3.3	$2.0	$—	$13.2
Selling, General and Administrative Expenses	14.9	(0.8)	(0.2)	(10.9)	3.0
Restructuring and Other Costs, Net	28.9	8.2	22.7	0.4	60.2

	$51.7	$10.7	$24.5	$(10.5)	$76.4

Schedule of Restructuring Reserve by Type of Cost [Table Text Block]

       The following table summarizes the cash components of the company's restructuring plans. The non-cash components and other amounts reported as restructuring and other costs, net, in the accompanying statement of income have been summarized in the notes to the tables. Accrued restructuring costs are included in other accrued expenses in the accompanying balance sheet.

		Abandonment
(In millions)	Severance	of Excess Facilities	Other (a)	Total

Pre-2011 Restructuring Plans
Balance At December 31, 2009	$22.2	$6.6	$2.1	$30.9
Costs incurred in 2010 (c)	20.5	7.8	8.6	36.9
Reserves reversed (b)	(2.3)	(0.8)	(0.4)	(3.5)
Payments	(29.2)	(8.0)	(10.0)	(47.2)
Currency translation	(1.0)	0.1	(0.2)	(1.1)

Balance At December 31, 2010	10.2	5.7	0.1	16.0
Costs incurred in 2011 (d)	2.9	2.2	0.7	5.8
Reserves reversed (b)	(0.5)	—	(0.1)	(0.6)
Payments	(9.0)	(4.2)	(0.6)	(13.8)
Currency translation	0.1	(0.1)	—	—

Balance At December 31, 2011	3.7	3.6	0.1	7.4
Costs incurred in 2012 (e)	1.7	4.3	0.3	6.3
Reserves reversed (b)	(0.3)	—	—	(0.3)
Payments	(3.2)	(3.6)	(0.4)	(7.2)
Currency translation	(0.1)	—	—	(0.1)

Balance At December 31, 2012	$1.8	$4.3	$—	$6.1

2011 Restructuring Plans
Costs incurred in 2011 (d)	$41.3	$9.7	$24.8	$75.8
Payments	(26.7)	(6.2)	(22.3)	(55.2)
Currency translation	(0.5)	0.1	—	(0.4)

Balance At December 31, 2011	14.1	3.6	2.5	20.2
Costs incurred in 2012 (e)	0.8	2.6	1.9	5.3
Reserves reversed (b)	(1.3)	—	(0.6)	(1.9)
Payments	(10.8)	(4.6)	(3.4)	(18.8)
Currency translation	(0.4)	—	—	(0.4)

Balance At December 31, 2012	$2.4	$1.6	$0.4	$4.4

2012 Restructuring Plans
Costs incurred in 2012 (e)	$43.8	$6.4	$7.0	$57.2
Payments	(28.8)	(4.1)	(4.6)	(37.5)
Currency translation	0.8	0.1	—	0.9

Balance At December 31, 2012	$15.8	$2.4	$2.4	$20.6

(a)       Other includes cash compensation from monetizing equity awards held by Dionex employees at the date of acquisition and employee retention costs which are accrued ratably over the period through which employees must work to qualify for a payment.

(b)       Represents reductions in cost of plans.

(c)       Excludes an aggregate of $27 million of non-cash charges, net, which are detailed by segment above.

(d)       Excludes an aggregate of $15 million of non-cash charges, net, which are detailed by segment above.

(e)       Excludes an aggregate of $15 million of non-cash charges, net, which are detailed by segment above.

       The company expects to pay accrued restructuring costs as follows: severance, employee-retention obligations and other costs, primarily through 2013; and abandoned-facility payments, over lease terms expiring through 2018.